SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CIK 0001839990 Artemis Strategic Investment Corp [Member]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

On July 14, 2022, Barclays Capital Inc. (“Barclays”) has delivered to the Company a letter (“Barclays Termination Letter”) intended to confirm the termination of the engagement letter, dated March 8, 2022 (the “Barclays Engagement Letter”), by and among Barclays, the Company and the Sponsor, effective as of ten days from the date of the Barclays Termination Letter, by Barclays pursuant to the terms of the Barclays Engagement Letter. All terms, conditions and obligations of the parties pursuant to the Barclays Engagement Letter which are stated to survive termination of the engagement shall survive and remain in full force and effect to the extent provided in the Barclays Engagement Letter; provided, however, that Barclays agreed to permanently waive (i) all fees and expense reimbursements, (ii) Barclays’ right of first refusal to provide certain investment banking and financial advisory services, (iii) all tail fees and (iv) other specified requirements pursuant to the Barclays Engagement Letter. Barclays further waived (i) its portion of any deferred underwriting discount (the “Deferred Discount”) payable pursuant to the underwriting agreement, dated September 29, 2021 (“Underwriting Agreement”), among Barclays, BMO Capital Markets Corp. (“BMO”) and the Company, and (ii) its rights as a third-party beneficiary with respect to the Deferred Discount under the investment management trust agreement, dated as of September 29, 2021 (“Investment Management Trust Agreement”), between the Company and Continental Stock Transfer & Trust Company.

Upon the termination of the Barclays Engagement Letter, Barclays will cease to act for the Company and the Sponsor in connection with the Proposed Business Combination and will not be responsible for any part of any registration statement that Company, the Sponsor, Logflex MT Holding Limited, and/or Novibet (or any of their respective affiliates) has filed or may file in in the future in connection with the Proposed Business Combination or any other potential business combination transaction, including any amendments thereto or documents incorporated therein

On July 19, 2022, BMO Capital Markets Corp. (“BMO”) has delivered to the Company a letter, providing notice to the Company that BMO is irrevocably waiving any entitlement to its portion of the Deferred Discount that accrued from its participation in the Company’s Initial Public Offering, as reflected in the Underwriting Agreement. BMO further waived its rights as a third party beneficiary with respect to the Deferred Discount under the Investment Management Trust Agreement. BMO did not participate in any aspect of the Proposed Business Combination, has no other contractual relationship with the Company, the Sponsor, Novibet, Komisium or any of their respective affiliates and disclaims any responsibility for any part of any registration statement to be filed with the SEC, including any amendments thereto or documents incorporated therein, in connection with the Proposed Business Combination.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated events that have occurred after the balance sheet date up through the date the financial statements were issued. Based upon the review, management did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.